Income Taxes	12 Months Ended
Dec. 31, 2018
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 16: INCOME TAXES

As indicated in Note 2(v), the Company is a Marshall Islands corporation. However, the Company is subject to tax in Argentina, Brazil and Paraguay, jurisdictions where certain of its subsidiaries operate. The Company’s operations in Panama and Uruguay are not taxed. The corporate income tax rate in Argentina, Brazil and Paraguay is 30%, 34% and 10%, respectively for the year ended December 31, 2018. As a result of the tax reforms voted by the Argentinean Parliament in December 2017, the corporate income tax rate has decreased from 35% in 2017 to 30% for the years 2018 and 2019 and will further decrease to 25% from 2020 onwards.

The components of income before income taxes in consolidated statements of operations for the years ended December 31, 2018, 2017 and 2016 are as follows:

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Argentina	$ (5,219)	$ (6,496)	$ (789)
Paraguay	454	(1,306)	(7,239)
Uruguay	37,113	36,931	44,432
Panama	(20,262)	(26,701)	(19,391)
Marshall Islands	(6,984)	(2,894)	(6,404)
Others	384	103	530
Total income/ (loss) before income taxes and noncontrolling interest	$ 5,486	$ (363)	$ 11,139

Income tax benefit is comprised of:

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Current	$ 846	$ (194)	$ (211)
Deferred	590	3,966	(333)
Total Argentina	$ 1,436	$ 3,772	$ (544)
Current	$ (58)	$ (99)	$ (162)
Deferred	(2)	(205)	(276)
Total Paraguay	$ (60)	$ (304)	$ (438)
Total income tax benefit/(loss)	$ 1,376	$ (3,468)	$ (982)

A reconciliation between the income tax expense resulting from applying the Marshall Islands, Panamanian or Uruguayan statutory income tax rate and the reported income tax expense has not been presented herein, as it would not provide any additional useful information to the users of these consolidated financial statements, as the Company’s net income is subject to neither Marshall Islands, Panama nor Uruguay tax.

A reconciliation between the income tax expense resulting from applying the Brazilian or Paraguayan statutory income tax rate and the reported income tax expense has not been presented herein since these amounts are not material to the Company’s consolidated financial statements.

Reconciliation of income tax benefit to taxes calculated based on Argentinean statutory tax rate is as follows:

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Loss before income taxes and noncontrolling interest	$(5,219)	$(6,496)	$(789)
Statutory tax rate	30%	35%	35%

Income before taxes at the statutory tax rate	1,566	2,274	276
Permanent differences	(130)	1,498	(820)

Income tax benefit/(loss) of the year	$1,436	$3,772	$(544)

The components of deferred income taxes included on the balance sheets were as follows:

	December 31, 2018	December 31, 2017
Deferred income tax assets:
Future deductible differences	$923	$1,082
Tax loss carry-forward	387	260

Total deferred income tax assets	1,310	1,342

Deferred income tax liabilities:
Intangible assets	(4,013)	(4,548)
Property, plant and equipment, net	(3,264)	(3,347)
Other	(1,210)	(1,212)

Total deferred income tax liabilities	(8,487)	(9,107)

Net deferred income tax liabilities	$(7,177)	$(7,765)